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1933 Act Rule 497(e)
1933 Act File No. 333-104654
1940 Act File No. 811-21335

February 9, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	XBRL Exhibits
Optimum Fund Trust (the “Trust”)
File Nos. 333-104654 and 811-21335

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 5 risk/return summary disclosure that was included in the supplement relating to the prospectus, dated July 28, 2017, for Optimum International Fund, a series of the Trust, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on January 19, 2018 (Accession No. 0001680359-18-000023) pursuant to Rule 497(e) under the 1933 Act. If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik